Goodwill and Intangible Assets (Details 1) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019		$ 265,000
2020		250,285
Total	$ 449,036	$ 515,285	$ 780,281